UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21982
Guggenheim Strategic Opportunities Fund
(Exact name of registrant as specified in charter)
227 West Monroe Street, Chicago, IL 60606
(Address of principal executive offices) (Zip code)
Amy J. Lee 227 West Monroe Street, Chicago, IL 60606
(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 827-0100
Date of fiscal year end: May 31
Date of reporting period: December 1, 2013 – February 28, 2014

Item 1.     Schedule of Investments.
Attached hereto.

GOF Guggenheim Strategic Opportunities Fund
Portfolio of Investments
February 28, 2014 (unaudited)
					Optional
Principal					Call
Amount	Description	Rating*	Coupon	Maturity	Provisions**	Value
	Total Investments - 140.7%
	Corporate Bonds - 44.6%
	Advertising - 1.7%
$2,350,000	MDC Partners, Inc. (Canada)(a) (b)	B-	6.750%	04/01/2020	04/01/16 @ 103	$2,508,625
2,575,000	Sitel, LLC / Sitel Finance Corp.(a) (b)	B	11.000%	08/01/2017	08/01/14 @ 106	2,764,906
						5,273,531

	Agriculture - 0.5%
1,400,000	Vector Group Ltd.(b)	B+	7.750%	02/15/2021	02/15/16 @ 106	1,494,500

	Airlines - 2.3%
2,000,000	Aircraft Certificate Owner Trust, Series 2003-1A, Class E(a) (b)	BBB+	7.001%	09/20/2022	N/A	2,089,200
977,269	America West Airlines 2001-1 Pass-Through Trust, Series 011G(b)	BBB	7.100%	10/02/2022	N/A	1,070,109
550,079	Atlas Air 1998-1 Pass-Through Trust, Series 1998-1, Class A(b) (c)	NR	7.380%	07/02/2019	N/A	569,332
535,216	Atlas Air 1999-1 Pass-Through Trust, Series 1999-1, Class A-1(b) (c)	NR	7.200%	07/02/2020	N/A	578,033
310,470	Atlas Air 2000-1 Pass-Through Trust, Series 2000-1, Class A(b) (c)	NR	8.707%	07/02/2021	N/A	336,084
400,000	British Airways PLC (United Kingdom)(a) (b)	BBB	5.625%	06/20/2020	N/A	428,000
1,750,000	Delta Air Lines Pass-Through Trust, Series 2011-1, Class B(b)	BBB-	7.125%	04/15/2016	N/A	1,798,125
						6,868,883

	Auto Parts & Equipment - 0.2%
720,000	Stanadyne Corp., Series 1(b)	CCC-	10.000%	08/15/2014	N/A	716,400

	Banks - 3.8%
950,000	Barclays Bank PLC (United Kingdom)(b) (d)	B+	8.250%	12/15/2018	12/15/18 @ 100	1,012,937
1,200,000	Barclays Bank PLC (United Kingdom)(a) (b) (d) (e)	BBB-	6.860%	-	06/15/32 @ 100	1,252,500
875,000	Citigroup, Inc., Series D(b) (d) (e)	BB+	5.350%	-	05/15/23 @ 100	820,313
500,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA (Netherlands)(a) (b) (d) (e)	A-	11.000%	-	06/30/19 @ 100	660,000
500,000	Credit Suisse Group AG (Switzerland)(a) (b) (d) (e)	BB-	7.500%	-	12/11/23 @ 100	549,400
750,000	Itau Unibanco Holding SA (Brazil)(a) (b)	Baa3	5.125%	05/13/2023	N/A	705,000
3,750,000	JPMorgan Chase & Co., Series Q(b) (d) (e)	BBB	5.150%	-	05/01/23 @ 100	3,543,750
1,000,000	KeyCorp Capital III(b)	BBB-	7.750%	07/15/2029	N/A	1,184,682
500,000	M&T Bank Corp., Series E(b) (d) (e)	BBB	6.450%	-	02/15/24 @ 100	516,875
1,400,000	RBS Capital Trust II(b) (d) (e)	BB	6.425%	-	01/03/34 @ 100	1,349,250
						11,594,707

	Building Materials - 0.6%
1,210,000	Cemex SAB de CV (Mexico)(a) (b)	B+	9.000%	01/11/2018	01/11/15 @ 105	1,317,388
425,000	CPG Merger Sub, LLC(a) (b)	CCC+	8.000%	10/01/2021	10/01/16 @ 106	456,875
						1,774,263

	Chemicals - 0.5%
30,000	INEOS Group Holdings SA (Luxembourg)(a) (b)	B-	5.875%	02/15/2019	02/15/16 @ 103	30,900
1,300,000	TPC Group, Inc.(a) (b)	B	8.750%	12/15/2020	12/15/16 @ 104	1,404,000
						1,434,900

	Coal - 0.8%
2,235,000	Penn Virginia Resource Partners, LP / Penn Virginia Resource Finance Corp. II(b)	B-	8.375%	06/01/2020	06/01/16 @ 104	2,497,613

	Commercial Services - 0.9%
2,650,000	Laureate Education, Inc.(a) (b)	CCC+	9.250%	09/01/2019	09/01/15 @ 107	2,835,500

	Computers - 1.3%
1,500,000	NCR Corp.(a) (b)	BB	6.375%	12/15/2023	12/15/18 @ 103	1,605,000
281,000	Stratus Technologies, Inc. (Bermuda)(b)	B-	12.000%	03/29/2015	01/15/15 @ 100	282,405
2,040,000	Stream Global Services, Inc.(b)	B+	11.250%	10/01/2014	N/A	2,050,200
						3,937,605

	Distribution & Wholesale - 0.1%
326,000	Baker & Taylor Acquisitions Corp.(a) (b) (c)	CCC	15.000%	04/01/2017	10/01/14 @ 108	260,800

	Diversified Financial Services - 6.5%
1,500,000	Credit Acceptance Corp.(a) (b)	BB	6.125%	02/15/2021	02/15/17 @ 103	1,556,250
1,000,000	General Electric Capital Corp., Series A, Class A(b) (d) (e)	AA-	7.125%	-	06/15/22 @ 100	1,135,000
2,000,000	General Electric Capital Corp., Series C(b) (d) (e)	AA-	5.250%	-	06/15/23 @ 100	1,967,500
300,000	Harbinger Group, Inc.	B	7.875%	07/15/2019	01/15/16 @ 106	325,500
2,000,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.(a) (b)	BBB-	6.000%	08/01/2020	02/01/17 @ 105	2,110,000
1,300,000	Icahn Enterprises, LP / Icahn Enterprises Finance Corp.(a) (b)	BBB-	5.875%	02/01/2022	08/01/17 @ 104	1,326,000
350,000	Jefferies Finance, LLC / JFIN Co-Issuer Corp.(a)	B+	7.375%	04/01/2020	04/01/16 @ 106	370,125
400,000	Jefferies LoanCore, LLC / JLC Finance Corp.(a)	B	6.875%	06/01/2020	06/01/16 @ 105	408,000
215,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.(b)	B+	9.625%	05/01/2019	05/01/15 @ 107	238,112
945,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.(b)	B+	7.875%	10/01/2020	10/01/16 @ 104	956,812
385,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.(b)	B+	6.500%	07/01/2021	01/01/17 @ 103	364,787
1,005,000	Nationstar Mortgage, LLC / Nationstar Capital Corp.(b)	B+	6.500%	06/01/2022	12/01/17 @ 103	942,188
1,875,000	Nuveen Investments, Inc.(a) (b)	CCC	9.125%	10/15/2017	10/15/14 @ 107	1,964,063
1,975,000	Opal Acquisition, Inc.(a) (b)	CCC+	8.875%	12/15/2021	12/15/16 @ 107	1,975,000
489,267	Pacific Beacon, LLC(a) (b)	A	5.628%	07/15/2051	N/A	402,809
2,650,000	QBE Capital Funding III Ltd. (Jersey)(a) (b) (d)	BBB	7.250%	05/24/2041	05/24/21 @ 100	2,762,625
574,800	Schahin II Finance Co. SPV Ltd. (Cayman Islands)(a) (b)	BBB-	5.875%	09/25/2022	N/A	561,867
500,000	Scottrade Financial Services, Inc.(a) (b)	Baa3	6.125%	07/11/2021	N/A	503,908
						19,870,546

	Engineering & Construction - 1.4%
1,098,466	Alion Science and Technology Corp.(b) (f)	B-	12.000%	11/01/2014	N/A	1,106,705
1,000,000	Odebrecht Offshore Drilling Finance Ltd. (Cayman Islands)(a) (b)	BBB	6.625%	10/01/2022	10/01/21 @ 100	1,025,000
2,150,460	Princess Juliana International Airport Operating Co. NV (Saint Maarten)(a) (b)	Baa2	5.500%	12/20/2027	N/A	2,110,031
						4,241,736

	Entertainment - 1.6%
360,000	Agua Caliente Band of Cahuilla Indians(a) (b) (c)	BB+	6.350%	10/01/2015	N/A	358,646
600,000	AMC Entertainment, Inc.(a) (b)	B-	5.875%	02/15/2022	02/15/17 @ 104	607,500
375,000	Diamond Resorts Corp.(b)	B-	12.000%	08/15/2018	08/15/14 @ 106	412,500
100,000	DreamWorks Animation SKG, Inc.(a) (b)	B	6.875%	08/15/2020	08/15/16 @ 105	107,250
100,000	Gibson Brands, Inc.(a) (b)	B-	8.875%	08/01/2018	02/01/16 @ 107	106,500
1,100,000	Greektown Holdings, LLC/Greektown Mothership Corp.(a)	B-	8.875%	03/15/2019	03/15/16 @ 107	1,133,000
330,000	Live Nation Entertainment, Inc.(a)	B+	7.000%	09/01/2020	09/01/16 @ 104	362,175
1,455,000	WMG Acquisition Corp.(b)	B	11.500%	10/01/2018	10/01/14 @ 109	1,655,063
						4,742,634

	Food - 1.0%
2,278,000	Bumble Bee Holdings, Inc.(a) (b)	B	9.000%	12/15/2017	12/15/14 @ 105	2,497,257
250,000	Diamond Foods, Inc.(a) (b)	CCC+	7.000%	03/15/2019	03/15/16 @ 104	257,813
250,000	KeHE Distributors, LLC / KeHE Finance Corp.(a)	B	7.625%	08/15/2021	08/15/17 @ 104	265,000
						3,020,070

	Forest Products & Paper - 0.2%
500,000	Unifrax I, LLC / Unifrax Holding Co.(a) (b)	B-	7.500%	02/15/2019	02/15/15 @ 104	532,500

	Gas - 0.3%
900,000	LBC Tank Terminals Holding Netherlands BV (Netherlands)(a) (b)	B	6.875%	05/15/2023	05/15/18 @ 103	951,750

	Hand & Machine Tools - 0.1%
140,000	Victor Technologies Group, Inc.(b)	B-	9.000%	12/15/2017	12/15/14 @ 105	150,220

	Health Care Products - 0.0%***
92,000	Physio-Control International, Inc.(a) (b)	B+	9.875%	01/15/2019	01/15/15 @ 107	103,040

	Household Products & Housewares - 0.2%
638,000	Central Garden and Pet Co.(b)	CCC+	8.250%	03/01/2018	03/01/15 @ 102	650,760

	Insurance - 5.0%
2,000,000	AmTrust Financial Services, Inc.(a) (b)	NR	6.125%	08/15/2023	N/A	2,004,360
1,000,000	AXA SA (France)(a) (b) (d) (e)	BBB-	6.379%	-	12/14/36 @ 100	1,037,500
1,450,000	Fidelity & Guaranty Life Holdings, Inc.(a) (b)	BB-	6.375%	04/01/2021	04/01/16 @ 105	1,544,250
1,000,000	ING US, Inc.(b) (d)	BB	5.650%	05/15/2053	05/15/23 @ 100	980,000
800,000	Ironshore Holdings US, Inc.(a) (b)	BBB-	8.500%	05/15/2020	N/A	930,677
1,000,000	MetLife Capital Trust IV(a) (b)	BBB	7.875%	12/15/37	12/15/32 @ 100	1,167,500
700,000	National Life Insurance Co.(a) (b)	BBB+	10.500%	09/15/2039	N/A	969,492
250,000	Nationwide Mutual Insurance Co.(a) (b)	A-	9.375%	08/15/2039	N/A	370,948
3,500,000	Prudential Financial, Inc.(b) (d)	BBB+	5.625%	06/15/2043	06/15/23 @ 100	3,613,750
2,750,000	Wilton RE Finance, LLC(a) (b) (d)	BBB	5.875%	03/30/2033	03/30/23 @ 100	2,736,250
						15,354,727

	Internet - 1.3%
1,000,000	First Data Corp.(a) (b) (g)	B-	8.750%	01/15/2022	01/15/16 @ 104	1,093,750
2,450,000	Zayo Group LLC / Zayo Capital, Inc.(b)	CCC+	10.125%	07/01/2020	07/01/16 @ 105	2,842,000
						3,935,750

	Leisure Time - 0.7%
1,875,000	Sabre, Inc.(a) (b)	B	8.500%	05/15/2019	05/15/15 @ 106	2,088,281

	Lodging - 0.0%***
150,000	Seminole Hard Rock Entertainment, Inc. / Seminole Hard Rock International, LLC(a) (b)	BB-	5.875%	05/15/2021	05/15/16 @ 104	150,750

	Media - 0.4%
500,000	DCP, LLC / DCP Corp.(a) (b)	B+	10.750%	08/15/2015	08/15/14 @ 100	517,500
640,000	Expo Event Transco, Inc.(a) (b)	B-	9.000%	06/15/2021	06/15/16 @ 105	652,800
						1,170,300

	Mining - 0.4%
300,000	KGHM International Ltd. (Canada)(a) (b)	BB-	7.750%	06/15/2019	06/15/15 @ 104	317,250
342,735	Mirabela Nickel Ltd. (Australia)(a) (b) (c) (g)	NR	3.500%	03/28/2014	N/A	342,735
2,170,000	Mirabela Nickel Ltd. (Australia)(a) (b) (c) (i)	D	8.750%	04/15/2018	04/15/15 @ 104	499,100
						1,159,085

	Oil & Gas - 4.0%
1,425,000	Atlas Energy Holdings Operating Co., LLC / Atlas Resource Finance Corp.(b)	B-	7.750%	01/15/2021	01/15/17 @ 104	1,439,250
600,000	Atlas Energy Holdings Operating Co., LLC / Atlas Resource Finance Corp.(a) (b)	B-	9.250%	08/15/2021	08/15/17 @ 105	640,500
1,800,000	BreitBurn Energy Partners, LP / BreitBurn Finance Corp.(b)	B-	7.875%	04/15/2022	01/15/17 @ 104	1,962,000
300,000	Endeavor Energy Resources, LP / EER Finance, Inc.(a) (b)	B+	7.000%	08/15/2021	08/15/16 @ 105	316,500
500,000	IronGate Energy Services, LLC(a)	NR	11.000%	07/01/2018	07/01/16 @ 105	497,500
2,055,000	Legacy Reserves, LP / Legacy Reserves Finance Corp.(b)	B-	8.000%	12/01/2020	12/01/16 @ 104	2,178,300
300,000	Legacy Reserves, LP / Legacy Reserves Finance Corp.(a)	B-	6.625%	12/01/2021	06/01/17 @ 103	297,000
525,000	Memorial Production Partners, LP / Memorial Production Finance Corp.(a) (b)	B-	7.625%	05/01/2021	05/01/17 @ 104	553,875
195,000	Memorial Production Partners, LP / Memorial Production Finance Corp.(b)	B-	7.625%	05/01/2021	05/01/17 @ 104	205,725
1,500,000	Midstates Petroleum Co., Inc. / Midstates Petroleum Co., LLC(b)	B-	10.750%	10/01/2020	10/01/16 @ 105	1,646,250
100,000	Midstates Petroleum Co., Inc. / Midstates Petroleum Co., LLC(b)	B-	9.250%	06/01/2021	06/01/16 @ 107	105,750
500,000	Pacific Drilling SA (Luxembourg)(a) (b)	B+	5.375%	06/01/2020	06/01/16 @ 104	506,250
1,800,000	Summit Midstream Holdings, LLC / Summit Midstream Finance Corp.(a) (b)	B	7.500%	07/01/2021	07/01/16 @ 106	1,908,000
						12,256,900

	Oil & Gas Services - 0.3%
850,000	Exterran Partners, LP / EXLP Finance Corp.(b)	B-	6.000%	04/01/2021	04/01/17 @ 103	841,500

	Other Financial Institution - 0.2%
500,000	Ultra Resources, Inc. (c)	BBB	4.510%	10/12/2020	N/A	470,950

	Packaging & Containers - 0.2%
300,000	Pretium Packaging, LLC / Pretium Finance, Inc.(b)	B-	11.500%	04/01/2016	04/01/15 @ 100	318,000
250,000	Prosight Global, Inc.(b) (c)	NR	7.500%	11/20/2020	N/A	245,650
						563,650

	Pharmaceuticals - 0.5%
1,500,000	Valeant Pharmaceuticals International, Inc. (Canada)(a) (b)	B	6.750%	08/15/2018	08/15/15 @ 105	1,653,750

	Pipelines - 1.7%
330,000	Crestwood Midstream Partners, LP / Crestwood Midstream Finance Corp.(b)	BB	7.750%	04/01/2019	04/01/15 @ 104	358,875
850,000	Crestwood Midstream Partners, LP / Crestwood Midstream Finance Corp.(a) (b)	BB	6.125%	03/01/2022	11/01/16 @ 105	888,250
1,600,000	Eagle Rock Energy Partners, LP / Eagle Rock Energy Finance Corp.(b)	B	8.375%	06/01/2019	06/01/15 @ 104	1,736,000
2,000,000	Gibson Energy, Inc. (Canada)(a) (b)	BB	6.750%	07/15/2021	07/15/16 @ 105	2,150,000
						5,133,125

	Real Estate Investment Trust - 1.0%
1,500,000	Entertainment Properties Trust(b)	BB+	5.750%	08/15/2022	05/15/22 @ 100	1,594,593
1,500,000	Entertainment Properties Trust(b)	BB+	5.250%	07/15/2023	04/15/23 @ 100	1,530,449
						3,125,042

	Retail - 1.5%
150,000	Checkers & Rally's Restaurants, Inc.(a) (b) (c)	NR	11.625%	11/01/2016	05/01/15 @ 103	154,500
600,000	Checkers Drive-In Restaurants, Inc.(a) (b)	B-	11.000%	12/01/2017	06/01/15 @ 108	673,500
2,245,000	GRD Holdings III Corp.(a) (b)	B	10.750%	06/01/2019	06/01/15 @ 108	2,475,112
1,255,000	Wok Acquisition Corp. (a) (b)	CCC	10.250%	06/30/2020	06/30/16 @ 105	1,352,263
						4,655,375

	Semiconductors - 0.0%***
150,000	Advanced Micro Devices, Inc.(a) (b)	B	6.750%	03/01/2019	N/A	150,750

	Software - 0.9%
1,660,000	Aspect Software, Inc.(b)	CCC+	10.625%	05/15/2017	05/15/15 @ 103	1,747,150
950,000	Eagle Midco, Inc.(a) (b)	CCC+	9.000%	06/15/2018	12/15/14 @ 102	997,500
						2,744,650

	Telecommunications - 0.4%
100,000	Alcatel-Lucent USA, Inc.(a) (b)	CCC+	8.875%	01/01/2020	07/01/16 @ 104	113,500
600,000	Alcatel-Lucent USA, Inc.(a) (b)	CCC+	6.750%	11/15/2020	11/15/16 @ 103	639,000
380,000	Avaya, Inc.(a) (b)	B	7.000%	04/01/2019	04/01/15 @ 104	377,150
						1,129,650

	Textiles - 0.0%***
90,000	Empire Today, LLC / Empire Today Finance Corp.(a) (b)	B-	11.375%	02/01/2017	02/01/15 @ 103	90,450

	Transportation - 2.1%
2,830,000	CEVA Group PLC (United Kingdom)(a) (b)	CCC+	8.375%	12/01/2017	12/01/14 @ 104	2,957,350
1,530,000	Marquette Transportation Co., LLC / Marquette Transportation Finance Corp.(b)	B-	10.875%	01/15/2017	01/15/15 @ 103	1,610,325
1,630,000	Quality Distribution, LLC / QD Capital Corp.(b)	B-	9.875%	11/01/2018	11/01/14 @ 105	1,790,962
						6,358,637

	Total Corporate Bonds - 44.6%
	(Cost $129,339,356)					135,985,280

	Asset Backed Securities - 39.1%
	Automobile - 0.0%***
21,607	Bush Truck Leasing, LLC, Series 2011-AA, Class C(a) (b)	NR	5.000%	09/25/2018	N/A	21,513

	Collateralized Debt Obligations - 9.0%
5,026,808	Cedarwoods, Series 2006-1A, Class A1(a) (b) (h)	AAA	0.424%	07/25/2051	N/A	4,099,362
1,014,431	Diversified Asset Securitization Holdings II LP, Series 1A, Class A1L (Cayman Islands)(a) (b) (h)	BBB+	0.733%	09/15/2035	N/A	1,013,822
60,232	Diversified Asset Securitization Holdings II LP, Series 1X, Class A1L (Cayman Islands)(b) (h)	BBB+	0.733%	09/15/2035	N/A	60,196
3,192,988	Highland Park CDO I Ltd., Series 2006-1A, Class A1 (Cayman Islands)(a) (b) (h)	B+	0.565%	11/25/2051	N/A	2,801,528
50,780	Independence I CDO Ltd., Series 1A, Class A (Cayman Islands)(a) (h)	BB+	0.655%	12/30/2030	N/A	50,287
16,709	Legg Mason Real Estate CDO I Ltd. (Cayman Islands)(a) (h)	BBB+	0.436%	03/25/2038	N/A	16,418
230,259	Newcastle 2007 CDO Ltd., Series 2007-9A, Class A1 (Cayman Islands)(a) (b) (h)	Aa3	0.416%	05/25/2052	N/A	225,424
2,847,822	N-Star Real Estate CDO Ltd.(b) (c)	NR	0.475%	02/01/2041	N/A	2,585,253
1,334,917	N-Star Real Estate CDO VIII Ltd. (Cayman Islands)(a) (b) (h)	A3	0.445%	02/01/2041	N/A	1,235,198
1,750,000	N-Star Real Estate CDO VIII Ltd. (Cayman Islands)(a) (b) (h)	B1	0.515%	02/01/2041	N/A	1,497,300
1,033,002	Putnam Structured Product CDO, Series 2002-1A, Class A2 (Cayman Islands)(a) (b) (h)	CCC+	0.837%	01/10/2038	N/A	918,752
415,030	Putnam Structured Product CDO, Series 2003-1A, Class A1LT (Cayman Islands)(a) (b) (h)	CCC	0.605%	10/15/2038	N/A	387,223
3,249,797	RAIT CRE CDO Ltd., Series 2006-1X, Class A1B (Cayman Islands)(b) (h)	BB-	0.487%	11/20/2046	N/A	2,738,604
8,521,798	Rockwall CDO Ltd., Series 2007-1A, Class A1LA (Cayman Islands)(a) (b) (h)	A+	0.488%	08/01/2024	N/A	7,927,828
42,660	Saybrook Point CBO Ltd., Series 2001-1A, Class A (Cayman Islands)(a) (b) (h)	BB	0.715%	02/25/2031	N/A	42,144
2,183,523	SRERS Funding Ltd., Series 2011-RS, Class A1B1 (Cayman Islands)(a) (b) (h)	Baa3	0.407%	05/09/2046	N/A	1,990,500
						27,589,839

	Collateralized Loan Obligations - 17.3%
400,000	Airlie CLO, Series 2006-2A, Class B (Cayman Islands)(a) (b) (h)	A	0.987%	12/20/2020	N/A	365,580
1,750,000	Ares CLO Ltd., Series 2012-3A (Cayman Islands)(a) (b) (k)	NR	0.000%	01/17/2024	N/A	1,446,725
3,700,000	Ares CLO Ltd., Series XXVI (Cayman Islands)(a) (b) (k)	NR	0.000%	04/15/2025	N/A	3,086,910
2,600,000	Atlas Senior Loan Fund II Ltd., Series 2012-2A (Cayman Islands)(a) (b) (k)	NR	0.000%	01/30/2024	N/A	2,531,620
2,800,000	Blackrock Senior Income Series Corp., Series 2004-1X (Cayman Islands)(a) (b) (c) (j) (k)	NR	0.000%	09/15/2016	N/A	3
2,600,000	Carlyle Global Market Strategies CLO 2012-3 Ltd., Series 2012-3A (Cayman Islands)(a) (b) (k)	NR	0.000%	10/14/2024	N/A	2,461,160
250,000	Cerberus Onshore II CLO, LLC(a) (b) (h)	A2	3.747%	10/15/2023	N/A	243,325
1,250,000	Cerberus Onshore II CLO, LLC, Series 2013-1A, Class D(a) (b) (h)	Baa2	4.247%	10/15/2023	N/A	1,192,875
1,000,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class C (Cayman Islands)(a) (b) (h)	A+	1.490%	07/10/2019	N/A	940,800
3,500,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class D1 (Cayman Islands)(a) (b) (h)	BBB+	2.840%	07/10/2019	N/A	3,249,750
1,000,000	Churchill Financial Cayman Ltd., Series 2007-1A, Class D2 (Cayman Islands)(a) (b)	BBB+	8.370%	07/10/2019	N/A	1,008,100
500,000	COA Summit CLO Ltd., Series 2014-1A, Class C (Cayman Islands)(a) (h)	Baa3	4.086%	04/20/2023	N/A	498,300
441,767	Connecticut Valley Structured Credit CDO III Ltd. (Cayman Islands)(a) (b)	Ba3	6.676%	03/23/2023	N/A	437,658
1,000,000	Divcore CLO Ltd.(b)	Baa3	4.055%	11/15/2032	N/A	995,500
2,500,000	Finn Square CLO Ltd., Series 2012-1A (Cayman Islands)(a) (b) (k)	NR	0.000%	12/24/2023	N/A	2,280,250
7,700,000	Fortress Credit Opportunities I LP, Series 2005-1A, Class A1(b)	AAA	0.575%	07/15/2019	N/A	6,763,680
250,000	Gale Force CLO Ltd., Series 2007-3A, Class C (Cayman Islands)(a) (b) (h)	A	0.937%	04/19/2021	N/A	238,759
900,000	Global Leveraged Capital Credit Opportunity Fund, Series 2006-1A, Class C (Cayman Islands)(a) (b) (h)	A+	1.237%	12/20/2018	N/A	862,920
300,000	Golub Capital Partners CLO Ltd. (Cayman Islands)(a) (h)	NR	4.236%	04/25/2026	N/A	291,040
2,500,000	Great Lakes CLO 2012-1 Ltd., Series 2012-1A (Cayman Islands)(a) (b) (k)	NR	0.000%	01/15/2023	N/A	2,271,500
2,100,000	Halcyon Structured Asset Management Long/Short CLO Ltd., Series 2007-1A (Cayman Islands)(a) (h)	BBB-	2.536%	08/07/2021	N/A	2,070,659
250,000	Halcyon Structured Asset Management Long/Short CLO Ltd., Series 2007-1A, Class C (Cayman Islands)(a) (h)	A+	1.076%	08/07/2021	N/A	237,561
250,000	Hewett's Island CDO Ltd., Series 2006-5A, Class C (Cayman Islands)(a) (h)	AA+	0.941%	12/05/2018	N/A	242,044
500,000	Ivy Hill Middle Market Credit Fund Ltd. (Cayman Islands)(a) (h)	BB	6.744%	01/15/2022	N/A	499,950
800,000	Katonah IX CLO Ltd., Series 2006-9A, Class A3L (Cayman Islands)(a) (h)	A+	0.959%	01/25/2019	N/A	752,160
1,000,000	KKR Financial CLO Ltd., Series 2007-1X, Class A(h)	BBB+	5.250%	05/15/2021	N/A	1,000,000
500,000	Liberty CLO II Ltd., Series 2005-1A, Class A3 (Cayman Islands)(a) (b) (h)	AA+	0.738%	11/01/2017	N/A	484,104
3,000,000	Marathon CLO II Ltd., Series 2005-2A, Class A (Cayman Islands)(a) (b) (k)	NR	0.000%	12/20/2019	N/A	1,759,200
500,000	Marlborough Street CLO Ltd., Series 2007-1A, Class C (Cayman Islands)(a) (b) (h)	A+	0.987%	04/18/2019	N/A	471,900
1,500,000	MC Funding Ltd. / MC Funding 2006-1, LLC, Series 2006-1A, Class C (Cayman Islands)(a) (b) (h)	A-	1.195%	12/20/2020	N/A	1,428,600
800,000	Mountain View Funding CLO, Series 2007-3A, Class A2 (Cayman Islands)(a) (b) (h)	AA+	0.577%	04/16/2021	N/A	762,080
250,000	Newstar Commercial Loan Funding LLC, Series 2013-1A, Class E(a) (b) (h)	BBB-	5.701%	09/20/2023	N/A	249,325
500,000	NewStar Commercial Loan Trust 2007-1(a) (b) (h)	A-	1.533%	09/30/2022	N/A	469,915
500,000	NewStar Commercial Loan Trust 2007-1(a) (b) (h)	BBB-	2.533%	09/30/2022	N/A	481,550
600,000	Northwoods Capital VII Ltd. (Cayman Islands)(a) (b) (h)	BB+	3.737%	10/22/2021	N/A	581,041
250,000	OFSI Fund Ltd., Series 2006-1A, Class C (Cayman Islands)(a) (b) (h)	AA+	1.095%	09/20/2019	N/A	242,500
300,000	Pacifica CDO Ltd., Series 2005-5X, Class B2 (Cayman Islands)(b)	AA-	5.811%	01/26/2020	N/A	306,000
1,500,000	Rosedale CLO Ltd., Series I-A, Class AIJ (Cayman Islands)(a) (b) (h)	AAA	0.647%	07/24/2021	N/A	1,453,200
400,000	Salus CLO Ltd., Series 2012-1AN, Class DN (Cayman Islands)(a) (b) (h)	NR	6.991%	03/05/2021	N/A	400,000
1,200,000	Summit Lake CLO Ltd., Series 2005-1A, Class C1A(a) (b) (k)	NR	0.000%	02/24/2018	N/A	429,720
700,000	T2 Income Fund CLO Ltd., Series 2007-1A, Class D (Cayman Islands)(a) (b) (h)	A+	2.989%	07/15/2019	N/A	677,485
650,000	TCW Global Project Fund, Series 2004-1A, Class A2A (Cayman Islands)(a) (b) (h)	A	1.589%	06/15/2016	N/A	611,000
2,000,000	TCW Global Project Fund, Series 2004-1A, Class B1 (Cayman Islands)(a) (b) (h)	BB-	2.189%	06/15/2016	N/A	1,700,000
500,000	TCW Global Project Fund, Series 2005-1A, Class A1 (Cayman Islands)(a) (b) (h)	AAA	0.886%	09/01/2017	N/A	467,550
1,000,000	TCW Global Project Fund, Series 2005-1A, Class B2 (Cayman Islands)(a) (b)	BB+	5.793%	09/01/2017	N/A	903,100
877,185	Turbine Engines Securitization Ltd., Series 2013-1A, Class B (Bermuda)(a) (b)	BBB	6.375%	12/15/2048	N/A	867,536
						50,714,635

	Credit Cards - 0.4%
1,157,965	CHLPA Credit Card Pass-Through Trust, Series 2012-BIZ, Class A(a) (b) (e) (j) (k)	NR	0.000%	-	N/A	966,206
61,600	LCP Dakota Fund, Series 2012-6, Class P(b) (c)	NR	10.000%	08/17/2015	N/A	61,634
44,000	LCP Dakota Fund, Series 2012-6, Class Q(b) (c)	NR	12.500%	08/17/2015	N/A	44,025
						1,071,865

	Financial - 0.0%***
14,969	Blue Falcon, Series A-2(a) (b) (c)	NR	3.154%	12/25/2016	N/A	14,891

	Home Equity ABS - 1.3%
5,472,214	Citigroup Mortgage Loan Trust 2006-FX1(b) (l)	CCC	5.775%	10/25/2036	11/25/20 @ 100	4,120,670

	Insurance - 1.4%
500,000	321 Henderson Receivables I, LLC, Series 2008-1A, Class B(a) (b)	AA+	8.370%	01/15/2046	02/15/28 @ 100	678,535
500,000	321 Henderson Receivables I, LLC, Series 2008-1A, Class C(a) (b)	A+	9.360%	01/15/2048	07/15/29 @ 100	705,722
500,000	321 Henderson Receivables I, LLC, Series 2008-1A, Class D(a) (b)	A-	10.810%	01/15/2050	05/15/31 @ 100	715,082
306,400	Insurance Note Capital Term, Series 2005-1R1A(a) (h)	A-	0.482%	06/09/2033	N/A	286,484
962,500	Northwind Holdings, LLC, Series 2007-1A, Class A1(a) (b) (h)	A	1.019%	12/01/2037	N/A	885,500
1,178,967	Structured Asset Receivables Trust, Series 2005-1A, Class CTFS(a) (b) (h)	CCC	0.737%	01/21/2015	N/A	1,117,071
2,500,000	Structured Asset Securities Corp., Series 2006-BC6, Class A4(b) (h)	CCC	0.326%	01/25/2037	09/25/24 @ 100	1,957,855
						6,346,249

	Media - 0.6%
500,000	Adams Outdoor Advertising LP, Series 2010-1, Class B(a) (b)	Ba2	8.836%	12/20/2040	N/A	541,870
1,100,000	Adams Outdoor Advertising LP, Series 2010-1, Class C(a) (b)	B3	10.756%	12/20/2040	N/A	1,217,762
						1,759,632

	Other - 2.4%
1,664,583	Emerald Aviation Finance Ltd., Series 2013-1, Class B (Cayman Islands)(a) (b) (l)	BBB	6.350%	10/15/2038	10/15/18 @ 100	1,695,878
1,268,014	Glenn Pool Oil & Gas Trust(b) (c)	NR	6.000%	08/02/2021	N/A	1,301,616
4,924,640	Gramercy Real Estate CDO 2007-1 Ltd. (Cayman Islands)(a) (b) (h)	B	0.516%	08/15/2056	N/A	4,203,673
						7,201,167

	Timeshare - 0.0%***
119,385	Silverleaf Finance, LLC, Series 2010-A, Class B(a) (b)	BBB	8.000%	07/15/2022	09/15/15 @ 100	126,556

	Transportation - 5.1%
7,089,269	Aerco Ltd., Series 2A, Class A3 (Jersey)(a) (b) (h)	CCC-	0.615%	07/15/2025	N/A	4,280,500
12,703,315	Airplanes Pass-Through Trust, Series 2001-1A, Class A9(b) (h)	CCC	0.705%	03/15/2019	N/A	5,716,492
1,535,632	Babcock & Brown Air Funding I Ltd., Series 2007-1A, Class G1 (Bermuda)(a) (b) (h)	BB	0.619%	11/14/2033	N/A	1,274,574
1,194,380	Babcock & Brown Air Funding I Ltd., Series 2007-1X, Class G1 (Bermuda)(a) (b) (h)	BBB+	0.619%	11/14/2033	N/A	991,336
1,750,000	Bbam Acquisition Finance (c)	NR	5.375%	09/17/2016	N/A	1,774,150
250,000	Bbam Acquisition Finance (c)	NR	6.250%	09/17/2016	N/A	241,625
481,460	Blade Engine Securitization Ltd., Series 2006-1A, Class B (Cayman Islands)(a) (b) (h)	BB+	3.157%	09/15/2041	N/A	274,432
10,125	Castle Trust, Series 2003-1AW, Class A1(a) (b) (h)	AA	0.905%	05/15/2027	N/A	9,214
367,283	Raspro Trust, Series 2005-1A, Class G(a) (b) (h)	A	0.645%	03/23/2024	N/A	341,573
585,732	Vega Containervessel PLC, Series 2006-1A, Class A (Ireland)(a) (b)	Ba3	5.562%	02/10/2021	N/A	574,017
						15,477,913

	Trust Preferred Stocks - 1.6%
5,549,323	Attentus CDO Ltd., Series 2007-3A, Class A1B (Cayman Islands)(a) (h)	AA-	0.502%	10/11/2042	N/A	4,893,393

	Total Asset Backed Securities - 39.1%
	(Cost $117,632,447)					119,338,323

	Collateralized Mortgage Obligations - 5.1%
	Commercial Mortgage Backed Securities - Non-Traditional - 0.6%
1,687,354	Business Loan Express SBA Loan Trust 2006-1, Series 2006-AA, Class A(a) (b) (h)	CCC+	0.394%	10/20/2038	N/A	1,373,884
446,012	Ciena Capital, LLC, Series 2007-AA, Class A(a) (b) (h)	CCC	0.554%	10/20/2040	N/A	323,329
						1,697,213

	Commercial Mortgage Backed Securities - Traditional - 0.8%
400,000	Bank of America Merrill Lynch-DB Trust, Series 2012-OSI, Class D(a) (b)	Baa3	6.786%	04/13/2029	N/A	416,929
1,500,000	Barclays Commercial Mortgage Securities, Series 2013-TYSN, Class E(a) (b)	Ba2	3.708%	09/05/2032	N/A	1,378,005
730,305	Wachovia Bank Commercial Mortgage Trust(a) (b) (h)	Caa1	0.855%	06/15/2020	N/A	692,984
						2,487,918

	Residential Mortgage Backed Securities - 3.7%
67,669	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-AB4, Class A1A(b) (h)	D	6.005%	10/25/2036	12/25/20 @ 100	52,265
1,818,447	GreenPoint Mortgage Funding Trust, Series 2006-AR1, Class A1A(b) (h)	CCC	0.446%	02/25/2036	N/A	1,450,631
733,888	GSAA Home Equity Trust 2007-7(h)	B-	0.426%	07/25/2037	03/25/22 @ 100	635,902
84,660	New Century Home Equity Loan Trust, Series 2004-A, Class AII9(b) (h)	B	4.584%	08/25/2034	08/25/18 @ 100	86,179
693,640	New Century Home Equity Loan Trust, Series 2005-1(b) (h)	B-	0.876%	03/25/2035	03/25/14 @ 100	604,460
4,903,553	Nomura Resecuritization Trust, Series 2012-1R, Class A(a) (b) (h)	NR	0.599%	08/27/2047	N/A	4,517,644
2,000,000	Structured Asset Securities Corp. Mortgage Loan Trust 2006-OPT1(b) (h)	B-	0.416%	04/25/2036	N/A	1,719,972
766,030	TBW Mortgage Backed Pass-Through Certificates, Series 2006-6, Class A3(b) (l)	D	5.750%	01/25/2037	10/25/20 @ 100	481,855
1,798,243	TBW Mortgage Backed Pass-Through Certificates, Series 2006-6, Class A5B(b) (l)	D	6.040%	01/25/2037	10/25/20 @ 100	1,045,520
841,154	Wachovia Asset Securitization Issuance II, LLC 2007-He1 Trust(a) (b) (h)	CCC	0.296%	07/25/2037	N/A	711,783
						11,306,211

	Total Collateralized Mortgage Obligations - 5.1%
	(Cost $14,928,223)					15,491,342

	Term Loans - 25.4%(m)
	Aerospace & Defense - 0.4%
300,000	Doncasters Group Limited, 2nd Lien	CCC+	9.500%	10/09/2020	N/A	304,500
952,500	Nana Development, 1st Lien	B+	8.000%	03/15/2018	N/A	947,738
						1,252,238

	Automotive - 0.3%
128,572	Armored Autogroup, Inc.	B-	6.000%	11/05/2016	N/A	129,321
99,248	Fleetpride	B	5.250%	11/19/2019	N/A	97,809
250,000	Fleetpride	CCC+	9.250%	05/15/2020	N/A	245,625
361,111	Navistar, Inc.	B	5.750%	08/17/2017	N/A	365,777
						838,532

	Banking - 0.1%
200,000	Ranpak, 2nd Lien	B-	8.500%	04/23/2020	N/A	204,500

	Building Materials - 0.2%
750,000	Vat Holding AG	B+	4.750%	02/11/2021	N/A	755,625

	Chemicals - 0.1%
400,000	Ennis-Flint	B+	6.250%	03/30/2018	N/A	402,000

	Consumer Products - 0.5%
750,000	Mitel Networks Corp.	B+	5.250%	01/31/2020	N/A	756,248
397,500	Nes Global Talent	B	6.500%	10/03/2019	N/A	397,500
238,050	Targus Group International, Inc., 1st Lien (c)	B	12.000%	05/24/2016	N/A	198,177
74,209	Totes Isotoner Corp.	B	7.250%	07/07/2017	N/A	74,348
						1,426,273

	Consumer Services - 1.7%
400,000	Alexander Mann Solutions	BB-	5.750%	12/20/2019	N/A	401,000
750,000	Connolly Holdings, Inc.	B	5.000%	01/29/2021	N/A	757,185
320,000	GCA Services Group, Inc.	CCC+	9.250%	11/01/2020	N/A	323,600
92,500	Nab Holdings, LLC	BB+	7.000%	04/24/2018	N/A	92,731
70,000	Patheon, Inc., 1st Lien	B	4.250%	01/22/2021	N/A	69,782
224,583	Sutherland Global Cayman Tranche	BB-	7.250%	03/06/2019	N/A	224,583
497,292	Sutherland Global U.S. Tranche	B	7.250%	03/06/2019	N/A	498,535
2,654,650	Travelport Holdings Ltd.	B	6.250%	06/26/2019	N/A	2,720,193
99,500	Valleycrest Companies LLC	B	5.500%	06/13/2019	N/A	99,998
						5,187,607

	Diversified Manufacturing - 0.6%
988,498	CPM Acquisition Corp.	B+	6.250%	08/29/2017	N/A	995,912
530,000	CPM Acquisition Corp.	B	10.250%	03/01/2018	N/A	535,300
433,663	Panolam Industries	BB-	7.250%	08/23/2017	N/A	419,569
						1,950,781

	Electric - 0.3%
1,023,750	Astoria Generating Co. Acquisitions	B+	8.500%	10/26/2017	N/A	1,054,462

	Entertainment - 1.0%
96,850	CKX Entertainment, Inc.(c)	B+	9.000%	06/21/2017	N/A	85,712
2,250,000	Lions Gate Entertainment	B+	5.000%	07/19/2020	N/A	2,278,125
750,000	Steinway Musical Instruments, 2nd Lien	B-	9.250%	09/18/2020	N/A	772,500
						3,136,337

	Food & Beverage - 1.6%
2,021,000	Advance Pierre Foods, Inc., Lien 2	CCC+	9.500%	10/10/2017	N/A	1,950,265
1,238,775	Arctic Glacier Holdings Inc., 1st Lien	B-	5.000%	05/10/2019	N/A	1,240,323
450,000	CTI Foods Holding Co. LLC, 2nd Lien	CCC+	8.250%	06/28/2021	N/A	452,250
300,000	Hostess Brands, Inc.	B-	6.750%	04/09/2020	N/A	311,625
995,000	Performance Food Group	CCC+	6.250%	11/14/2019	N/A	1,009,925
						4,964,388

	Gaming - 0.5%
397,712	Centaur Acquisition, LLC	BB-	5.250%	02/20/2019	N/A	398,333
125,000	Horseshoe Baltimore	B-	8.250%	07/02/2020	N/A	128,906
1,135,625	Jacobs Entertainment, Inc.	B+	6.250%	10/29/2018	N/A	1,135,625
						1,662,864

	Health Care - 0.8%
100,000	Catalent	B	6.500%	12/31/2017	N/A	101,250
820,875	Learning Care Group	B	5.750%	05/08/2019	N/A	822,927
600,868	Merge Healthcare Inc.(c)	CCC	6.000%	04/23/2019	N/A	564,816
1,100,000	Nextech(c) (j)	B	6.000%	10/28/2018	N/A	1,078,000
						2,566,993

	Home Builders - 0.1%
150,000	Capital Automotive LP	B-	6.000%	04/30/2020	N/A	154,875

	Insurance - 0.1%
198,750	Cetera Financial Group, 1st Lien	B+	6.500%	08/07/2019	N/A	201,234
116,932	Cunningham	B-	9.250%	06/10/2020	N/A	116,786
						318,020

	Iron & Steel - 0.1%
150,000	Oxbow Carbon, 2nd Lien	BB-	8.000%	01/19/2020	N/A	154,125

	Media - 0.9%
1,000,000	Anaren, Inc.	CCC+	9.250%	08/18/2021	N/A	1,002,500
1,000,000	Anaren, Inc., Lien 2	CCC+	9.250%	08/18/2021	N/A	1,005,000
547,120	Cengage Learning Acquisitions, Inc. (Thomson Learning)	NR	7.500%	07/03/2014	N/A	508,308
188,840	Cengage Learning Acquisitions, Inc. (Thomson Learning)	NR	9.750%	07/31/2017	N/A	177,509
199,000	Hemisphere Media Group Inc., 1st Lien	B	6.250%	07/30/2020	N/A	199,497
						2,892,814

	Oil Field Services - 0.9%
548,071	Ocean RIG ASA	B+	6.000%	03/31/2021	N/A	557,936
1,350,000	PSS Companies	B+	5.500%	01/28/2020	N/A	1,356,750
273,186	Rice Energy, 2nd Lien	CCC+	8.500%	10/25/2018	N/A	277,967
495,000	Shelf Drilling Holdings Ltd.	B+	6.250%	05/31/2018	N/A	495,000
						2,687,653

	Other Financial Institution - 2.8%
497,500	American Stock Transfer	B	5.750%	06/26/2020	N/A	497,500
3,500,000	AP Alternative Assets LP(c)	BB	6.663%	12/21/2015	N/A	3,508,750
148,125	HDV Holdings	B	5.750%	12/18/2018	N/A	147,014
113,551	Knight/Getco	BB-	5.750%	12/05/2017	N/A	113,835
1,600,000	National Financial Partners	B	5.250%	07/01/2020	N/A	1,614,000
1,290,252	STG-Fairway Acquisitions, Inc.	B	6.250%	02/28/2019	N/A	1,291,865
450,000	STG-Fairway Acquisitions, Inc.(c)	CCC+	10.500%	08/28/2019	N/A	445,500
990,000	Topaz Power Holdings, LLC	BB-	5.250%	02/26/2020	N/A	973,913
						8,592,377

	Other Industrials - 2.6%
726,027	Alliedbarton Security	CCC+	8.000%	08/13/2021	N/A	729,658
250,000	Brickman Group Holdings, 2 Lien	CCC+	7.500%	12/17/2021	N/A	254,750
1,500,000	Carecore National LLC	B	5.500%	02/12/2021	N/A	1,508,445
1,397,500	Emerald Expositions	BB-	5.500%	06/12/2020	N/A	1,403,328
EUR 650,000	Flakt Woods, 2 Lien (France)	B	4.750%	04/01/2017	N/A	870,315
$200,000	Inmar, Inc., Lien 1	B	4.250%	01/27/2021	N/A	199,100
493,750	Mast Global(c) (j)	CCC+	8.750%	09/12/2019	N/A	488,812
700,000	Mitchell International, Inc., 2nd Lien	CCC	8.500%	10/11/2021	N/A	713,419
1,786,500	Sirva Worldwide, Inc.	B	7.500%	03/27/2019	N/A	1,817,764
						7,985,591

	Other Services - 0.3%
750,000	Exgen Renewables I LLC	BB-	5.250%	02/06/2021	N/A	761,250

	Pharmaceuticals - 0.4%
1,159,283	Generic Drug Holdings	B+	5.000%	08/16/2020	N/A	1,167,978

	Railroads - 0.1%
183,838	Helm Financial Corp.	B-	6.250%	06/01/2017	N/A	183,379

	Retail - 1.5%
500,000	Asurion Corp.	B	4.500%	05/24/2019	N/A	500,715
78,000	Asurion Corp.	B3	11.000%	09/02/2019	N/A	79,512
2,221,959	Blue Coat Systems	B+	4.000%	05/31/2019	N/A	2,227,514
589,896	Deb Store Holdings, LLC(c) (j)	CCC+	6.500%	10/11/2016	N/A	383,433
248,263	Grocery Outlet, Inc.	B	5.500%	12/17/2018	N/A	248,883
247,633	Guitar Center, Inc.	CCC+	6.250%	04/09/2017	N/A	244,305
740,628	Ollies Holdings, Inc.	B	5.255%	09/28/2019	N/A	737,851
100,000	Rite Aid Corp.	B	5.750%	08/21/2020	N/A	102,083
						4,524,296

	Technology - 2.9%
394,338	Aspect Software, Inc.	B	7.000%	05/07/2016	N/A	398,116
1,287,000	Deltek, Inc.	B1	4.500%	10/10/2018	N/A	1,293,036
941,015	EIG Investors Corp., 1st Lien	B	5.000%	11/09/2019	N/A	946,897
150,000	EZE Castle Software, Inc.	CCC+	8.500%	03/14/2021	N/A	152,063
350,000	Globallogic Holdings, Inc.	B+	6.250%	05/31/2019	N/A	350,000
1,100,000	Greenway Medical Technology, 1st Lien	B+	6.000%	11/04/2020	N/A	1,102,750
125,000	Ion Trading Technology	CCC+	8.250%	05/22/2021	N/A	126,250
493,750	IPC Information Systems, Inc.	B-	7.750%	07/31/2017	N/A	496,219
750,000	Misys PLC	CCC+	12.000%	06/12/2019	N/A	857,497
950,000	Mri Software LLC	B+	5.250%	01/29/2021	N/A	950,000
100,000	Openlink Finance	B	6.250%	10/30/2017	N/A	100,333
200,000	P2 Energy Solutions	CCC+	9.000%	04/30/2021	N/A	203,250
1,336,500	Wall Street Systems Delaware, Inc.	B	5.750%	10/25/2019	N/A	1,339,841
450,000	Wall Street Systems Delaware, Inc.	B-	9.250%	10/25/2020	N/A	452,812
						8,769,064

	Transportation - 2.5%
1,025,521	AABS, Series 2013-1A	A+	4.875%	01/01/2020	N/A	1,030,648
39,179	Carey International, Inc.(c) (j)	CCC+	9.000%	07/31/2015	N/A	15,672
202,989	CEVA Group PLC	CCC+	0.147%	08/31/2016	N/A	202,165
97,011	CEVA Group PLC	CCC+	5.247%	08/31/2016	N/A	96,617
618,730	Global Aviation Holdings, Inc.(c) (j)	NR	10.000%	07/13/2017	N/A	–
201,820	Global Aviation Holdings, Inc.(c) (j)	NR	3.000%	02/13/2018	N/A	–
2,000,000	Rise Ltd.	A+	4.750%	02/12/2039	N/A	2,015,000
500,000	Rise Ltd.	BBB+	6.500%	02/12/2039	N/A	503,750
1,243,567	Sabre, Inc.	B	4.250%	02/19/2019	N/A	1,243,828
400,000	Travelport Holdings, 2nd Lien, Tranche 1	CCC+	9.500%	01/31/2016	N/A	414,500
1,943,700	US Shipping Corp., Lien 1	B	9.000%	04/30/2018	N/A	1,992,293
						7,514,473

	Wireless - 0.9%
990,000	Alcatel Lucent, Lien 1	B+	4.500%	01/30/2019	N/A	998,296
1,736,661	Expert Global Solutions, Lien 1	B-	8.500%	04/03/2018	N/A	1,725,078
99,360	Gogo LLC, 1st Lien(c)	CCC+	11.250%	06/21/2017	N/A	107,309
						2,830,683

	Wirelines - 1.2%
1,421,329	Avaya, Inc.	B	4.734%	10/26/2017	N/A	1,383,052
2,322,887	Avaya, Inc.	B	6.500%	03/31/2018	N/A	2,316,755
						3,699,807

	Total Term Loans - 25.4%
	(Cost $77,344,742)					77,638,985

Number
of Shares	Description					Value
	Common Stocks - 0.0%***
	Airlines - 0.0%***
32,331	Global Aviation Holdings, Inc.(b) (c) (j) (n)					3

	Retail - 0.0%***
9,389	Deb Store Holdings, LLC(c) (j) (n)					–

	Total Common Stocks - 0.0%***
	(Cost $125,070)					3

	Preferred Stocks - 7.2%
	Banks - 4.4%
4,000	AgriBank FCB, 6.875%(b) (h)					409,000
3,450,000	Bank of America Corp., Series U, 5.200%(b) (h)					3,243,000
12,000	City National Corp., Series D, 6.750%(b) (h)					322,560
2,623,000	Fifth Third Bancorp, 5.100%(b) (h)					2,400,045
98,927	Goldman Sachs Group, Inc., Series J, 5.500%(b) (h)					2,343,581
28,000	Morgan Stanley, Series E, 7.125% (b) (h)					748,720
69,000	PNC Financial Services Group, Inc., Series P, 6.125%(b) (h)					1,800,900
655,000	PNC Financial Services Group, Inc., Series R, 4.850%(b) (h)					596,050
60,000	Wells Fargo & Co., 5.850%(b) (h)					1,487,400
						13,351,256

	Diversified Financial Services - 1.1%
500	Falcons Funding Trust I, 8.875% (a) (b) (h)					514,875
5,200	GSC Partners CDO Fund Ltd. V / GSC Partners CDO Fund Corp. (Cayman Islands)(a) (b) (h) (n)					2,382,328
2,100,000	Whitehorse II Ltd., Series 2005-2A (Cayman Islands)(a) (b) (h) (k)					399,000
						3,296,203

	Insurance - 1.0%
20,000	Aegon NV, 6.375% (Netherlands)(b) (h)					497,400
96,000	Aspen Insurance Holdings Ltd., 5.950% (Bermuda)(a) (b) (h) (n)					2,395,200
3,800	ING Groep NV, 7.050% (Netherlands)(b)					96,596
						2,989,196

	Telecommunications - 0.4%
1,000	Centaur Funding Corp., 9.080% (Cayman Islands)(a) (b)					1,215,625

	Transportation - 0.3%
40,000	Seaspan Corp., Series C, 9.500% (Marshall Islands)(b)					1,076,400

	Total Preferred Stocks - 7.2%
	(Cost $21,912,663)					21,928,680

	Exchange Traded Funds - 19.3%
67,200	Financial Select Sector SPDR Fund(b) (o)					1,458,240
10,060	iShares MSCI Spain Capped Index Fund					399,281
100,300	iShares Russell 2000 Index Fund(b) (o)					11,787,256
48,200	PowerShares QQQ Trust, Series 1(b) (o)					4,354,388
62,600	SPDR Dow Jones Industrial Average ETF Trust(b) (o)					10,205,052
156,800	SPDR S&P 500 ETF Trust(b) (o)					29,211,840
40,000	Technology Select Sector SPDR Fund(b) (o)					1,454,000
	(Cost $56,850,269)					58,870,057

	Warrants - 0.0%***
	Engineering & Construction - 0.0%***
1,050	Alion Science and Technology Corp., expiring 03/15/2017(b) (c) (j) (n)					–
	(Cost $11)

	Total Investments - 140.7%
	(Cost $418,132,781)					429,252,670
	Liabilities in excess of Other Assets - (1.0%)					(2,952,550)
	Total Value of Options Written - (0.3%) (Premiums received - $665,350)					(939,594)
	Borrowings - (21.2% of Net Assets or 15.0% of Total Investments)					(64,598,955)
	Reverse Repurchase Agreements - (18.2% of Net Assets or 13.0% of Total Investments)					(55,611,142)
	Net Assets - 100.0%					$305,150,429

AG - Stock Corporation
ASA - Stock Company
BV - Limited Liability Company
CBO - Collateralized Bond Obligation
CDO - Collateralized Debt Obligation
CLO - Collateralized Loan Obligation
LLC - Limited Liability Company
LP - Limited Partnership
N/A- Not Applicable
NV - Publicly Traded Company
PLC - Public Limited Company
SA - Corporation
S&P - Standard & Poor's
SAB de CV - Publicly Traded Company

*
Ratings shown are per Standard & Poor's Rating Group, Moody's Investor Services, Inc. or Fitch Ratings.  Securities classified as NR are not rated. (For securities not rated by Standard & Poor's Rating Group, the rating by Moody's Investor Services, Inc. is provided.  Likewise, for securities not rated by Standard & Poor's Rating Group and Moody's Investor Services, Inc., the rating by Fitch Ratings is provided.)  All ratings are unaudited.  The ratings apply to the credit worthiness of the issuers of the underlying securities and not to the Fund or its shares.

** Date and price of the earliest optional call or put provision. There may be other call provisions at varying prices at later dates. All optional call provisions are unaudited.

*** Less than 0.1%

(a)
Securities are exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At February 28, 2014, these securities amounted to $185,034,655, which represents 60.6% of net assets.

(b)
All or a portion of these securities have been physically segregated in connection with borrowings, unfunded commitments and reverse repurchase agreements.  As of February 28, 2014, the total amount segregated was $411,375,801.

(c) Illiquid security.

(d) Security has a fixed rate coupon which will convert to a floating or variable rate coupon on a future date.

(e) Security is perpetual and, thus does not have a predetermined maturity date. The coupon rate shown is in effect as of February 28, 2014.

(f)
The issuer of this security will accrue interest on the secured note at a rate of 12% per annum and will make interest payments as follows: (1) 10% in cash and (2) 2% payment-in-kind shares of the secured note.

(g) Paid-in-kind toggle note. The issuer in each interest period has the option to pay interest in cash or to issue payment-in-kind shares of the note.

(h) Floating or variable rate coupon. The rate shown is as of February 28, 2014.

(i) Non-income producing as security is in default.

(j)
Security is valued in accordance with Fair Valuation procedures established in good faith by management and approved by the Board of Trustees and is based, in part on significant unobservable inputs. The total market value of such securities is $2,932,129 which represents 1.0% of net assets.

(k) Security has no stated coupon. However, it is expected to receive residual cashflow payments on deal defined payment dates.

(l) Security is a "Step-up" bond where the coupon increases or steps up at a predetermined date. The rate shown reflects the rate in effect as of February 28, 2014.

(m)
Term loans held by the Fund have a variable interest rate feature which is periodically adjusted based on an underlying interest rate benchmark.  In addition, term loans may include mandatory and/or optional prepayment terms.  As a result, the actual maturity dates of the loan may be different than the amounts disclosed in the portfolios of investments.  Term loans may be considered restricted in that the Fund may be contractually obligated to secure approval from the Agent Bank and/or Borrower prior to the sale or disposition of loan.

(n) Non-income producing security.

(o) Security represents cover for outstanding written options.

See previously submitted notes to financial statements for the period ended November 30, 2013.

Contracts
(100 shares		Expiration	Exercise
per contract)	Options Written - (0.3%) (a)	Month	Price	Value
	Call Options Written - (0.3%)
672	Financial Select Sector SPDR Fund	March 2014	$22.00	$ (10,752)
1,003	iShares Russell 2000 Index Fund	March 2014	116.00	(300,900)
482	PowerShares QQQ Trust, Series 1	March 2014	89.63	(74,469)
626	SPDR Dow Jones Industrial Average ETF Trust	March 2014	164.00	(77,937)
1,568	SPDR S&P 500 ETF Trust	March 2014	185.00	(453,936)
400	Technology Select Sector SPDR Fund	March 2014	36.00	(21,600)
	Total Value of Call Options Written			$(939,594)
	Premiums received ($665,350)

(a) Non-income producing security.

Country Breakdown	% of Total Investments
United States	73.8%
Cayman Islands	17.6%
Jersey	1.6%
Canada	1.6%
Bermuda	1.4%
United Kingdom	1.3%
Netherlands	0.5%
Saint Maarten	0.5%
France	0.4%
Mexico	0.3%
Marshall Islands	0.3%
Australia	0.2%
Brazil	0.2%
Ireland	0.1%
Switzerland	0.1%
Luxembourg	0.1%

Subject to change daily.

The Fund entered into swap agreements during the period ended February 28, 2014 to potentially enhance return. Details of the swap agreements outstanding as of February 28, 2014 were as follows:

Credit Default Swap Agreement

Counterparty	Reference Entity	Buy/Sell Protection	Termination Date	Implied Credit Spread at February 28, 2014(2)	Notional Amount (000)	Receiving Fixed Rate	Upfront Premium Received (Paid)	Unrealized Appreciation
Goldman Sachs(1)	Basket of distinct corporate entities	Sell	09/21/14	0.30%	$3,000	1.180%	$-	$12,152

Index Swap Agreement

Counterparty	Index	Number of Contracts	Termination Date	Notional Amount (000)	Unrealized Appreciation (Depreciation)
Bank of America	Japanese Government 10-Year Bond Future	19	03/31/14	(27,101)	(238,970)

Total Unrealized Depreciation for Swap Agreements					$(226,818)

(1) The Fund receives a fixed rate based upon the notional amount of $3 million and if a defined credit event occurs, pays cumulative losses in excess of a stated percentage on an underlying basket of distinct corporate entities.
The maximum loss exposure is $3 million.
(2) Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundless and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

At February 28, 2014, the Fund had the following unfunded loan commitments which could be extended at the option of the borrower:

Borrower	Principal Amount	Unrealized Appreciation (Depreciation)
Aer Cap Industries	$950,000	$-
IntraWest Holdings	200,000	242
ServiceMaster Revolver	800,000	(9,640)
		$(9,398)

At February 28, 2014, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Appreciation on Investments
$418,658,705	$24,430,505	$(13,836,540)	$10,593,965

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and ask prices on that day. Securities traded on the NASDAQ are valued at the NASDAQ Official Closing Price. Preferred stocks are valued at their sale price as of the close of the exchange on which they are traded. Preferred stocks for which the last sale price is not available are valued at the last available bid price. Debt securities (including asset-backed securities, collateralized mortgage obligations and term loans) are valued at the last available bid price. If bids are not available, debt securities are estimated using valuation models that incorporate market data that may include assumptions relating to current yields, timing of cash flows, dealer quotes, prepayment risk, value of underlying collateral, general market conditions, liquidity and prices of other debt securities with comparable coupon rates, maturities/duration, and credit quality. Municipal bonds are valued at the last available bid price for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Foreign securities are translated from the local currency into U.S. dollars using the current exchange rate. The Fund’s securities that are primarily traded in foreign markets may be traded in such markets on days that the NYSE is closed. As a result, the net asset value of the Fund may be significantly affected on days when holders of common shares have no ability to trade common shares on the NYSE. Exchange traded funds are valued at the last sale price or official closing price on the exchange where the security is principally traded. Investment companies are valued at the last available closing price. The Fund values exchange-traded options and other derivative contracts at the mean of the best bid and ask prices at the close on those exchanges on which they are traded. Swaps are valued daily by independent pricing services or dealers using the mid price. Short-term securities with remaining maturities of 60 days or less, at the time of purchase, are valued at amortized cost, which approximates market value. The Fund values money market funds at net asset value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees (“Trustees”). A valuation committee consisting of representatives from investment management, fund administration, legal and compliance is responsible for the oversight of the valuation process of the Fund and convenes monthly, or more frequently as needed. The valuation committee reviews monthly Level 3 fair valued securities methodology, price overrides, broker quoted securities, price source changes, illiquid securities, unchanged valuations, halted securities, price challenges, fair valued securities sold and back testing trade prices in relation to prior day closing prices. On a quarterly basis, the valuations and methodologies of all Level 3 fair valued securities are presented to the Fund’s Trustees.

Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value.” Fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. Each such determination is based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

For fixed income securities, fair valuations may include input from Guggenheim Partners Investment Management, LLC (“GPIM”) utilizing a wide variety of market data including yields or prices of investments of comparable quality, type of issue, coupon, maturity, rating, indications of value from security dealers, evaluations of anticipated cash flows or collateral, spread over Treasuries, and other information and analysis. GPIM also uses third party service providers to model certain securities using cash flow models to represent a fair market value.

There are three different categories for valuation. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuations).

The Fund values Level 1 securities using readily available market quotations in active markets. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities. In addition, the Fund values certain Level 2 fixed income securities using broker quotes. The Fund values Level 2 equity securities using various observable market inputs as described above. The fair value estimate for the Level 3 securities in the Fund are determined in accordance with the Fund’s valuation procedures described above.

Transfers between valuation levels, if any, are in comparison to the valuation levels at the end of the previous fiscal year, and are effective using the fair value as of the end of the current fiscal period.

The following table represents the Fund's investments carried by caption and by level within the fair value hierarchy at February 28, 2014.

Description	Level 1	Level 2	Level 3		Total
(value in $000s)
Assets:
Corporate Bonds	$-	$135,985	$-		$135,985
Asset Backed Securities:
Automobile	-	21	-		21
Collateralized Debt Obligations	-	27,590	-		27,590
Collateralized Loan Obligations	-	50,715	-	*	50,715
Credit Cards	-	106	966		1,072
Financial	-	15	-		15
Home Equity ABS	-	4,121	-		4,121
Insurance	-	6,346	-		6,346
Media	-	1,760	-		1,760
Other	-	7,201	-		7,201
Timeshare	-	127	-		127
Transportation	-	15,478	-		15,478
Trust Preferred Stocks	-	4,893	-		4,893
Collateralized Mortgage Obligations	-	15,491	-		15,491
Term Loans:
Aerospace & Defense	-	1,252	-		1,252
Automotive	-	839	-		839
Banking	-	205	-		205
Building Materials	-	756	-		756
Chemicals	-	402	-		402
Consumer Products	-	1,426	-		1,426
Consumer Services	-	5,188	-		5,188
Diversified Manufacturing	-	1,951	-		1,951
Electric	-	1,054	-		1,054
Entertainment	-	3,136	-		3,136
Food & Beverages	-	4,964	-		4,964
Gaming	-	1,663	-		1,663
Health Care	-	1,489	1,078		2,567
Home Builders	-	155	-		155
Insurance	-	318	-		318
Iron & Steel	-	154	-		154
Media	-	2,893	-		2,893
Oil Field Services	-	2,688	-		2,688
Other Financial institution	-	8,592	-		8,592
Other Industrials	-	7,497	489		7,986
Other Services	-	761	-		761
Pharmaceuticals	-	1,168	-		1,168
Railroad	-	183	-		183
Retail	-	4,141	383		4,524
Technology	-	8,769	-		8,769
Transportation	-	7,498	16		7,514
Wireless	-	2,831	-		2,831
Wire Lines	-	3,700	-		3,700
Common Stocks	-	-	-	*	-	*
Preferred Stocks:
Banks	6,703	6,648	-		13,351
Diversified Financial Services	-	3,296			3,296
Insurance	2,989	-	-		2,989
Telecommunications	-	1,216	-		1,216
Transportation	1,077	-	-		1,077
Exchange Traded Funds	58,870	-	-		58,870
Warrants	-	-	-	*	-
Credit Default Swaps	-	12	-		12
Total	$69,639	$356,694	$2,932		$429,265

Liabilities:
Index Swaps	-	239	-	239
Options Written	940	-	-	940
Unfunded Commitments	-	9	-	9
Total	$940	$248	$-	$1,188

* Market value is less than minimum amount disclosed.

The transfers in and out of the valuation levels for the Fund as of the report date when compared to the valuation levels at the end of the previous fiscal year are detailed below:

Two term loans, Global Aviation Holdings Inc. in the amount of $0 each, transferred from Level 2 to Level 3 due to liquidity issues of the company and the lack of a third-party price.

Three additional term loans, AABS,  Series 2013-1A, AP Alternative Asset LP and STG-Fairway Acquisitions, Inc.  in the amount of $1,030,648, $3,508,750 and $445,500, respectively, transferred from Level 3 to Level 2 due to the availability of market price information at the period end.

One asset backed security, ARES XXVI CLO Ltd in the amount of $3,086,910 transferred from Level 3 to Level 2 due to the availability of market price information at the period end.

One asset backed security, Blackrock Senior Income Series Corp. in the amount of $3 transferred from Level 2 to Level 3 due to the lack of available market price information at the period end.

With regards to the Level 3 securities:

The following table presents the activity for the Fund's investments measured at fair value using significant unobservable inputs (Level 3 valuations) for the nine months ended February 28, 2014.

Beginning Balance at 5/31/13
Asset Backed Securities	$4,645
Term Loans	6,705
Common Stock	- *
Warrant	- *
Paydowns Received
Asset Backed Securities	(726)
Term Loans	(3,041)
Common Stock	-
Warrant	-
Payment-in-kind Distributions Received
Asset Backed Securities	-
Term Loans	27
Common Stock	-
Warrant	-
Realized Gain/Loss Related to Paydowns
Asset Backed Securities	156
Term Loans	27
Common Stock	-
Warrant	-
Realized Gain/Loss Related to Sale
Asset Backed Securities	(28)
Term Loans	-
Common Stock	-
Warrant	-
Change in Unrealized Gain/Loss
Asset Backed Securities	252
Term Loans	(91)
Common Stock	-
Warrant	-
Purchases
Asset Backed Securities	-
Term Loans	3,324
Common Stock	-
Warrant	-
Sales
Asset Backed Securities	(246)
Term Loans	-
Common Stock	-
Warrant	-
Transfer In
Asset Backed Securities	-
Term Loans	-
Common Stock	-
Warrant	-
Transfer Out
Asset Backed Securities	(3,087)
Term Loans	(4,985)
Common Stock	-
Warrant	-
Ending Balance at 2/28/14
Asset Backed Securities	966
Term Loans	1,966
Common Stock	- *
Warrant	- *
Total Level 3 holdings	$2,932

* Market value is less than the minimum amount disclosed.

The following table summarizes valuation techniques and inputs used in determining the fair value of holdings categorized as Level 3 at February 28, 2014:

Investments, at Value	Value as of February 28,2014	Valuation Technique	Unobservable Inputs
Asset Backed Securities:
Collateralized Loan Obligations	$3	Model Price	Discounted Projected Cash Flows
Credit Cards	966,206	Third-Party Pricing Vendor	Single Broker Quote
Term Loans:
Health Care	1,078,000	Cost	Trade Price
Other Industrials	488,812	Cost	Trade Price
Retail	383,433	Model Price	Discounted Projected Cash Flows
Transportation	15,672	Model Price	Discounted Projected Cash Flows
Transportation	0	Model Price	Discounted Projected Cash Flows
Common Stocks:
Airlines	3	Model Price	Discounted Projected Cash Flows
Retail	0	Model Price	Discounted Projected Cash Flows
Warrants:
Engineering & Construction	0	Model Price	Discounted Projected Cash Flows

A significant change in unobservable inputs would have the following impact to Level 3 valuations:

Unobservable Input	Impact to Value if Input Increases	Impact to Value if Input Decreases
Unlisted Security	Increases	Decreases
Single Broker Quote	Increases	Decreases

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), is attached hereto
..

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Strategic Opportunities Fund

By:         /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:      April 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:         /s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
Chief Executive Officer

Date:      April 29, 2014

By:         /s/ John L. Sullivan
John L. Sullivan
Chief Financial Officer, Chief Accounting Officer & Treasurer

Date:      April 29, 2014